Loss Per Common Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013
Numerator:	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Net (loss) income attributable to Pangaea
Logistics Solutions Ltd.	$(2,909,607)	$5,869,400	$4,913,603	$10,515,682
Less: dividends declared on convertible
redeemable preferred stock	(2,739,068)	(2,941,600)	(6,303,748)	(5,769,050)
Less: beneficial conversion	-	(2,386,745)	-	(5,748,464)
Less: settlement of accrued dividends	-	-	-	(45,843)
Less: settlement of notes	-	-	-	(324,484)
Less: fair value adjustment	-	(2,395,255)	-	(5,409,840)
Total loss allocated to common stock	$(5,648,675)	$(1,854,200)	$(1,390,145)	$(6,781,999)

Denominator:
Weighted-average number of shares of	87,329	87,329	87,329	87,329
common stock outstanding

Basic EPS - common stock	$(64.68)	$(7.77)	$(15.92)	$(63.30)
Diluted EPS - common stock	$(64.68)	$(7.77)	$(15.92)	$(63.30)

(i) The fair value of the beneficial conversion adjustment to net income during the nine months ended September 30, 2013 for purposes of calculating EPS is $5,748,464. However, retained earnings was reduced by $3,823,325